SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
Subsequent Events
NOTE 16. SUBSEQUENT EVENTS

On January 8, 2014, the Company proposed to acquire 80% stake of Guangzhou Dingyou Information Technology Co, Ltd. The proposed transaction is expected to close on or before June 30, 2014 and is subject to customary closing conditions.